SUBSEQUENT EVENTS (Narrative) (Details)		1 Months Ended			6 Months Ended	12 Months Ended
	Aug. 20, 2019 $ / shares	Sep. 30, 2019 shares	Jul. 31, 2019	Oct. 31, 2015	Jun. 30, 2019 containership shares	Dec. 31, 2018 shares	Aug. 01, 2019 NOK (kr)	Aug. 01, 2019 USD ($)	Sep. 30, 2018 containership	Sep. 13, 2018 NOK (kr)	May 31, 2018 containership	Apr. 05, 2018 containership
Subsequent Event [Line Items]
Number of Container Vessels acquired | containership					7				3		4	15
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period					2,461	0
Term of lease or charter				15 years	7 years	15 years
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of Container Vessels acquired			3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		15,785
Term of time charter			6 years
Debt Issued, Percentage Premium							101.625%	101.625%
Number of newbuilds to be delivered		3
Term of lease or charter		5 years
Dividends declares (in dollars per share) | $ / shares	$ 0.35
NOK600million senior unsecured floating rate bonds due 2023 [Member]
Subsequent Event [Line Items]
Principle debt amount | kr										kr 600,000,000
NOK600million senior unsecured floating rate bonds due 2023 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Principle debt amount							kr 100,000,000	$ 11,000,000
10,600 TEU Containership [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of Container Vessels acquired			3